Trade receivables (Tables)	12 Months Ended
Jun. 30, 2025
Trade receivables.
Schedule of trade receivables

	2025	2024
	£’000	£’000
Trade receivables	197,532	75,914
Less: provision for impairment of trade receivables	(20,385)	(10,985)
Net trade receivables	177,147	64,929
Less: non-current portion
Trade receivables	43,419	27,930
Current trade receivables	133,728	36,999